Note 6 - Accrued Liabilities (Tables)	12 Months Ended
Nov. 30, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	November 30, 2013	November 30, 2012
	$	$

Professional fees	468,986	116,179
Other	200,335	108,618
	669,321	224,797